Santander Group - Sale of WiZink (Details) - EUR (€) € in Millions		12 Months Ended
	Nov. 06, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Proceeds from sale of equity method investment		€ 182	€ 686	€ 2,327
Consideration paid		711
Goodwill		€ 271
Banco Popular Espanol, S.A.
Disclosure of detailed information about business combination [line items]
Consideration paid					€ 681
Net identifiable assets acquired (liabilities assumed)					306
Loans and advances to customers					315
Goodwill					€ 375
WiZink Bank, S.A.
Disclosure of detailed information about business combination [line items]
Ownership interest disposed, as a percent	49.00%
Proceeds from sale of equity method investment	€ 1,043